Contingencies and Commitments - Schedule of Contingent Loans and Other Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Guarantees and sureties
Guarantees and sureties in chilean currency
Guarantees and sureties in foreign currency	336,737	351,531
Letters of credit for goods circulation operations	442,216	350,604
Debt purchase commitments in local currency abroad
Transactions related to contingent events
Transactions related to contingent events in chilean currency	2,544,288	2,209,109
Transactions related to contingent events in foreign currency	580,338	431,188
Undrawn credit lines with immediate termination
Balance of lines of credit and agreed overdraft in current account – commercial loans	1,642,163	1,581,711
Balance of lines of credit on credit card – commercial loans	359,638	317,560
Balance of lines of credit and agreed overdraft in current account – consumer loans	1,497,076	1,476,241
Balance of lines of credit on credit card – consumer loans	7,626,423	6,708,946
Balance of lines of credit and agreed overdraft in current account – due from banks loans
Undrawn credit lines
Other commitments
Credits for higher studies Law No. 20,027 (CAE)
Other irrevocable credit commitments	51,889	120,545
Other credit commitments
Total	15,080,768	13,547,435
Transactions on behalf of third parties
Collections	214,446	176,146
Placement or sale of financial instruments
Transferred financial assets managed by the bank
Third-party resources managed by the bank	1,147,660	921,105
Subtotal	1,362,106	1,097,251
Securities custody
Securities safekept by a banking subsidiary	7,443,549	6,267,729
Securities safekept by the Bank	3,318,810	3,133,770
Securities safekept deposited in another entity	19,509,831	17,238,292
Securities issued by the bank
Subtotal	30,272,190	26,639,791
Total	$ 31,634,296	$ 27,737,042